ORGANIZATION, Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets [Abstract]
Cash and cash equivalents		$ 9,247,762	$ 6,166,880
Total current assets		15,135,397	8,939,004
Non-current assets [Abstract]
Property and equipment, net		1,029,963	386,401
Long-term investments		1,052,861	190,482
Deferred tax assets		103,755	99,904
Total non-current assets		3,620,628	1,516,667
Total assets		18,756,025	10,455,671
Current liabilities [Abstract]
Accrued expenses and other payables		3,531,187	2,033,461
Deferred revenue		2,644,463	2,150,165
Total current liabilities		7,176,436	4,636,067
Non-current liabilities [Abstract]
Deferred revenue		104,826	343,297
Total non-current liabilities		4,155,180	2,399,365
Total liabilities		11,331,616	7,035,432
Revenue [Abstract]
Revenue		9,955,190	4,375,664	$ 2,175,378
Net (loss) profit		(2,043,030)	(1,624,157)	(1,457,722)
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		141,985	94,502
Amounts due from intercompanies	[1]	159,349	44,928
Others		69,746	79,484
Total current assets		371,080	218,914
Non-current assets [Abstract]
Property and equipment, net		40,246	35,453
Long-term investments		14,141	16,080
Deferred tax assets		43,961	47,948
Others		23,611	37,662
Total non-current assets		121,959	137,143
Total assets		493,039	356,057
Current liabilities [Abstract]
Accrued expenses and other payables		104,186	91,186
Deferred revenue		203,382	212,377
Amounts due to intercompanies	[1]	157,251	70,019
Others		20,076	31,104
Total current liabilities		484,895	404,686
Non-current liabilities [Abstract]
Deferred revenue		36,189	55,200
Amounts due to intercompanies	[1]	27,596	15,710
Others		7,910	18,418
Total non-current liabilities		71,695	89,328
Total liabilities		556,590	494,014
Revenue [Abstract]
Net (loss) profit		22,390	(30,435)	(2,108)
Net cash (used in) generated from operating activities		61,875	134,060	(77,708)
Net cash used in investing activities		(14,847)	(27,399)	(69,181)
Net cash generated from (used in) financing activities		15,030	(13,023)	199,406
VIEs [Member] | Third Party Customers [Member]
Revenue [Abstract]
Revenue		690,383	562,347	443,401
VIEs [Member] | Intercompanies [Member]
Revenue [Abstract]
Revenue		$ 195,639	$ 145,848	$ 118,833

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.